EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
EQUITY	EQUITY
(a)Capital
The Company’s objective is to maintain an appropriate level of capitalization that enables it to ensure access to the financial markets for carrying out its medium and long-term objectives, optimizing the return for its shareholders and maintaining a solid financial position.
The paid capital of the Company at December 31, 2025 amounts to ThUS$ 4,418,110 divided into 574,215,983,709 common stock of a same series (ThUS$ 5,003,534 divided into 604,437,877,587 shares as of December 31, 2024), a single series nominative, ordinary character with no par value. The total number of authorized shares of the Company as of December 31, 2025, corresponds to 574,219,895,457 shares. From the above it follows that 3,911,748 shares are pending subscription and payment, and said shares are intended exclusively to respond to the conversion of 42,398 Series H Convertible Bonds issued on the occasion of the exit from the reorganization procedure under Chapter 11. There are no special series of shares and no privileges. The form of its stock certificates and their issuance, exchange, disablement, loss, replacement and other similar circumstances, as well as the transfer of the shares, is governed by the provisions of the Corporate Law and its regulations.
At the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to:

i) A decrease in the Company's capital for an amount of ThUS$7,501,896, without altering the number and characteristics of the shares into which it is divided, by absorbing the Company's accumulated losses as of December 31, 2022 for the same amount;
ii) Decrease of the Company's capital for an amount of ThUS$178, without altering the number and characteristics of the shares into which it is divided, through the absorption of the equity account of "Treasury Shares" as of December 31, 2022 for the same amount, produced on the occasion of the January 2013 reduction of capital stock by operation of law that took place in accordance with the provisions of Article 27 of the Corporations Law.

iii) Deduction of the Company’s capital the account “Costs of issuing shares and new convertible notes”, for an amount of ThUS$810,279.

On September 6, 2023, by public deed granted at the Notary of Santiago of Mr. Eduardo Diez Morello, under repertoire number 15,327-2023 entitled "Declaración de Colocación y Vencimiento Plazo de Colocación Bonos Convertibles "Series G", "Series H" and "Series I" and Reducción de Capital de Pleno Derecho", it was realized that on September 5, 2023 the maturity of the placement term (the "Placement Term") of Convertible Notes issued on the occasion of the capital increase agreed at the Company's Extraordinary Shareholders' Meeting held on July 5, 2022. Consequently, in accordance with the mentioned in number Four of Clause Six of the respective notes issuance contract (the "Issuance Agreement"), as of that date the amount placed against it remained unchanged, and consequently the Convertible Notes not placed on that date were null and void. For the sake of completeness, it was declared that upon maturity of the Placement Term, 123,605,720 Series G Convertible Notes and 37 Series I Convertible Notes (collectively, the "Unplaced Convertible Notes") remained unplaced, for an amount of US$123,605,720 and US$37, respectively (hereinafter, together, the "Unplaced Amount"). The conversion option of the Unplaced Convertible Notes was backed by 1,965,903,665 shares as equity.

Likewise, in the aforementioned deed it was realized that since all the Unplaced Convertible Bonds have been terminated, since they have been null and void, they cannot be converted into shares of the issuer, consequently reducing the Company's Capital Share by an amount equal to the Unplaced Amount.

Therefore, as of September 6, 2023, the amount of the Share Capital was reduced by law in the amount of ThUS$123,606, equivalent to 1,965,903,665 shares. As a result of the foregoing, as of that date, the total statutory share capital of the Company was reduced by law from the amount of ThUS$5,127,182, divided into 606,407,693,000 shares, of the same and unique series, without par value, to the amount of ThUS$5,003,576, divided into 604,441,789,335 shares, of which MUS$5,003,534, equivalent to 604,437,877,587 shares, are fully paid. To date, the balance of ThUS$42, equivalent to 3,911,748 shares, are pending of subscription and payment and are intended exclusively to respond to the conversion of 42,398 Series H Convertible Notes.

All of the above was explained in detail at the Extraordinary Shareholders' Meeting of the Company held on April 25, 2024, in which it was agreed, among other things, (i) to record the aforementioned reduction by operation of law in the Share Capital, and the granting of the aforementioned public deed dated September 6, 2023; and (ii) on the basis of the above, adapt the Fifth permanent and First Transitory articles of the corporate statute, relating to share capital.

As of September 2, 2025, the Company’s Board of Directors convened an Extraordinary Shareholders’ Meeting for October 17, 2025, for the purpose of submitting to a shareholders’ vote the early cancellation of 30,221,893,878 treasury shares acquired by the Company under the share repurchase programs approved at the Extraordinary Shareholders’ Meetings held on March 17, 2025 and June 26, 2025, as well as approving the corresponding decrease in the Company’s share capital. At said Shareholders’ Meeting, the early cancellation of the aforementioned 30,221,893,878 treasury shares—representing subscribed and paid-in capital of US$585,424,212—was approved, thereby reducing the Company’s share capital by such amount. Accordingly, the share capital was reduced from US$5,003,576,326.78, divided into 604,441,789,335 shares of a single series without par value, to US$4,418,152,114.78, divided into 574,219,895,457 shares of a single series without par value. Of this amount, US$4,418,109,716.78, represented by 574,215,983,709 shares, is fully subscribed and paid; and the remaining balance of US$42,398, represented by 3,911,748 shares, is reserved exclusively to satisfy the conversion of 42,398 Series H Convertible Bonds issued in connection with the emergence from the Chapter 11 reorganization process.
(b)Movement of authorized shares
The following table shows the movement of the authorized, fully paid shares and back-up shares to be delivered in the event that the respective conversion option is exercised under the convertible notes currently issued by the Company:

	As of December 31, 2025				As of December 31, 2024
	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option (*)	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used	N° of authorized shares	N° of Subscribed of shares and paid or delivered pursuant to the exercise of the conversion option	N° of convertible notes back-up shares pending to place	N° of shares to subscribe or not used
Opening Balance	604,441,789,335	604,437,877,587	3,911,748	—	604,441,789,335	604,437,877,587	3,911,748	—
Early cancellation of treasury shares	(30,221,893,878)	(30,221,893,878)	—	—	—	—	—	—
Subtotal	(30,221,893,878)	(30,221,893,878)	—	—	—	—	—	—
Closing Balance	574,219,895,457	574,215,983,709	3,911,748	—	604,441,789,335	604,437,877,587	3,911,748	—

(*) See letter (a) above, in the same Note.

(c)Share capital
The following table shows the movement of share capital:

Paid- in Capital
ThUS$
Initial balance as of January 1, 2023	13,298,486
Placement during the conversion options period - Convertible Notes G (1)	17,401
Absorption of Accumulated Losses as of December 31, 2022 (2)	(7,501,896)
Absorption of treasury shares (2)	(178)
Deduction of issuance and placement costs of shares and bonds convertible into shares (2)	(810,279)
Subtotal	(8,294,952)
Ending balance as of December 31, 2023	5,003,534
Initial balance as of January 1, 2024	5,003,534
Ending balance as of December 31, 2024	5,003,534
Initial balance as of January 1, 2025	5,003,534
Early cancellation of treasury shares	(585,424)
Subtotal	(585,424)
Ending balance as of December 31, 2025	4,418,110
(1)Includes Convertible Notes bonds delivered as payment of debts recognized in Chapter 11.
(2)As explained in letter a) of this Note, at the Company's Extraordinary Shareholders' Meeting held on April 20, 2023, it was agreed to absorb retained losses and reduce the Company's capital.
(d)Treasury stock
As of December 31, 2025, of the total subscribed and paid-in shares, the Company had acquired 30,221,893,878 shares under its own share repurchase programs, for a total amount of ThUS$585,424. These shares were early cancelled in accordance with the approval granted by the Extraordinary Shareholders’ Meeting held on October 17, 2025.
The movement of treasury shares is as follows:

Movement of treasury shares	Number of shares	Share amount	Fee payments	Total
		ThUS$	ThUS$	ThUS$
Opening balance at January 1, 2024	—	—	—	—
Movements during the year	—	—	—	—
Closing balance at December 31, 2024	—	—	—	—
Opening balance at January 1, 2025	—	—	—	—
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on March 17, 2025, paid in May 2025	9,671,006,041	151,997	154	152,151
Own share repurchase program approved at the Extraordinary Shareholders’ Meeting held on June 26, 2025, paid in July 2025	20,550,887,837	432,840	433	433,273
Early cancellation of own shares approved at the Extraordinary Shareholders’ Meeting held on October 17, 2025	(30,221,893,878)	(584,837)	(587)	(585,424)
Ending balance as of December 31, 2025	—	—	—	—

(e)Other equity- Value of conversion right - Convertible Notes
(e.1)Notes subscription
The Convertible Notes were issued to be place in exchange for a cash contribution, in exchange for settlement of Chapter 11 Proceeding or a combination of both. Convertible Notes issued in exchange for cash were valued at fair value (the cash received). Notes issued in exchange for settlement of Chapter 11 claims were valued considering the discount that each group of liabilities settled on at the emergence date. The table below shows the 3 Convertible Notes at their nominal values, the adjustment, if any, to arrive at their fair values and the amount of transaction costs. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. The equity portion is recognized under Other equity at the time the Convertible Notes are issued.

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Face Value	17,401	—	—	17,401
Adjustment to fair value Convertible Notes at the date of issue	(14,401)	—	—	(14,401)
Subtotal	(11,401)	—	—	(11,401)
Fair Value of Notes	3,000	—	—	3,000
Equity component at the date of issue	3,000	—	—	3,000

During the year ended December 31, 2025, and for the year ended December 31, 2024, there was no subscription of convertible bonds.
(e.2)Conversion of notes into shares
Until as of December 31, 2023 the following notes have been converted into shares:

	As of December 31, 2023
Concepts	Convertible Notes G	Convertible Notes H	Convertible Notes I	Total Convertible Notes
	ThUS$	ThUS$	ThUS$	ThUS$
Conversion percentage	100.000%	99.997%	100.000%
Conversion option of convertible notes exercised	1,133,397	1,372,798	6,863,427	9,369,622
Total Converted Notes	1,133,397	1,372,798	6,863,427	9,369,622

As of December 31, 2025, and as of December 31, 2024, no bonds have been converted into shares.
The conversion option from the issuance of convertible notes classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument (i.e. convertible notes) as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. As of December 31, 2025, the portion not converted into equity corresponds to ThUS$39.
(e.3)The Convertible Notes
The contractual conditions of the G, H and I Convertible Notes consider the delivery of a fixed number of shares of LATAM Airlines Group S.A. at the time of settlement of the conversion option of each of them. The foregoing determined the classification of convertible notes as equity instruments, with the exception of Bond H, which considers, in addition to the delivery of a fixed number of shares, the payment of 1% annual interest with certain conditions for its payment and its accrual from 60 days after the exit Date. The payment of this interest gives rise to the recognition of a liability component for the class H convertible notes.
At the date of issue, the fair value of the liability component in the amount of ThUS$102,031 was estimated using the prevailing market interest rate for similar non-convertible instruments.
Transaction costs relating to the liability component are included in the carrying amount of the liability portion and amortized over the period of the convertible notes using the effective interest method.
(f)Reserve of share- based payments
Movement of Reserves of share- based payments:

Periods	Opening balance	Stock option plan	Closing balance
	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2023	37,235	—	37,235
From January 1 to December 31, 2024	37,235	—	37,235
From January 1 to December 31, 2025	37,235	—	37,235

These reserves are related to share based payment plans that expired during the first quarter of 2023. No equity instruments were issued and no amounts were paid associated with these plans.
(g)Other sundry reserves
Movement of Other sundry reserves:

Periods	Opening balance	Transactions with non-controlling interest	Legal reserves	Other sundry reserves	Others increases (Decreases)	Closing balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2023	(1,972,651)	5,074	—	(14,401)	811,962	(1,170,016)
From January 1 to December 31, 2024	(1,170,016)	—	—	—	510	(1,169,506)
From January 1 to December 31, 2025	(1,169,506)	—	—	—	(19,505)	(1,189,011)

Balance of Other sundry reserves comprise the following:

	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Higher value for TAM S.A. share exchange (1)	2,666,202	2,666,202	2,665,692
Reserve for the adjustment to the value of fixed assets (2)	2,620	2,620	2,620
Transactions with non-controlling interest (3)	(211,582)	(211,582)	(211,582)
Adjustment to the fair value of the New Convertible Notes (4)	(3,624,871)	(3,624,871)	(3,624,871)
Share buyback program OFB june 2025(5ii)	(15,603)	—	—
Share buyback program OFB march 2025(5i)	(3,902)	—	—
Others	(1,875)	(1,875)	(1,875)
Total	(1,189,011)	(1,169,506)	(1,170,016)
(1)Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.
(2)Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.
(3)The balance corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovías de Integración Regional S.A. for ThUS$(3,480) and ThUS$ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS$ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aerovías de Integración Regional S.A. for an amount of ThUS$ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS$ (21,526) through Holdco Ecuador S.A. (3) The loss due to the acquisition of the minority interest of Multiplus S.A. for ThUS$(184,135) and the acquisition of a minority interest in LATAM Airlines Perú S.A. through LATAM Airlines Group S.A for an amount of ThUS$(3,225) and acquisition of the minority stake in LAN Argentina S.A. and Inversora Cordillera through Transportes Aéreos del Mercosur S.A. for an amount of ThUS$(3,383). The movements during 2023 was the following: (5) acquisition of the non-controlling interest of Aerovías de Integración Regional S.A. Aires S.A. for an amount of ThUS$(23) and (6) amendment of articles in the legal statutes of association related to premiums for the issuance of shares in the subsidiaries Aerovías de Integración Regional S.A. Aires S.A. for a total amount of ThUS$5,097.

(4)The adjustment to the fair value of the Convertible Notes delivered in exchange for settlement of Chapter 11 claims was valued considering the discount that each group of liabilities settled on at the emergence date. These relate to: gain on the haircut for the accounts payable and other accounts payable ThUS$2,564,707 (ThUS$2,564,707 as of December 31, 2024 and ThUS$2,564,707 as of December 31, 2023), gain on the haircut for the financial liabilities for ThUS$420,436 and gain on the haircut of lease liabilities which is booked against the right of use asset for THUS$639,728 as of December 31, 2025, December 31, 2024 and December 31, 2023.
(5)Share Repurchase Programs
5i) Firm Block Offer (FBO) March 2025

    At the Extraordinary Shareholders' Meeting held on March 17, 2025 (the "Meeting"), it was approved a program for the acquisition of shares issued by the Company was approved, in accordance with Articles 27 A to 27 C and other relevant articles of the Corporations Act (the “Share Repurchase Program”, “Buyback” or the “First Program”) for a duration of 18 months from the date of the Meeting for up to 1.6% of the outstanding shares, which corresponds to 9,671,006,041 shares as of this date. According to the terms in which it was approved, the objective of the First Program is distributing proceeds to shareholders and investing in shares issued by the Company. At the Meeting, the Board of Directors has been delegated the authority to set the minimum and maximum purchase price for shares under the First Program, remaining fully empowered to modify this determination as often as it deems necessary, in its sole discretion. The Meeting also approved to authorize the Board of Directors, in accordance with Article 27 B of the Corporations Law, to carry out the acquisition of shares subject to the First Program on stock exchanges through systems that allow for pro rata acquisition of the shares. If the established percentage is not reached, the remaining balance may be purchased directly in “rueda”. Additionally, the Board of Directors has been delegated the authority to always acquire shares directly in the market for an amount representing up to 1% of the Company's share capital within any 12-month period, without the need to apply the pro rata procedure, under the terms provided for in the aforementioned Article 27 B.

In a Board of Directors meeting held on March 28, 2025, the Company's Board of Directors approved the launch of the First Program approved at the aforementioned Meeting, in accordance with the delegation granted to the Board of Directors at that Meeting and the applicable regulations. Specifically, on this date, the Board of Directors agreed to:

a) Initiate the First Program through the pro rata mechanism of an FBO (“Oferta Firme en Bloque” or “FBO”, for its Spanish acronym) on the Santiago Stock Exchange (the “Exchange”) for up to 1.6% of the outstanding shares into which the Company’s share capital is divided (i.e., up to 9,671,006,041 shares), at a price per share of CLP$15.02 (fifteen point zero two pesos, legal currency in Chile), equivalent to March 28, 2025 to US$0.016120204 (zero point zero one six one two zero two zero four U.S. dollars), according to the "observed" exchange rate as of this date, for a period of 30 days.

b) Determine that the OFB be registered in the Exchange's systems on March 28, 2025, with effective as of April 1, 2025. The OFB had an initial period of 30 days, from April 1, 2025, to April 30, 2025.

c) Engage J.P. Morgan Corredores de Bolsa SpA and Banchile Corredores de Bolsa S.A. to implement the OFB.

Additionally, in the same meeting, it is agreed that ADR holders who desire to sell shares under the First Program must first cancel their respective ADRs and convert them into shares of the Company under the terms outlined in our deposit agreement with JPMorgan Chase Bank, N.A. To do so, they must contact the depositary.

As of March 31, 2025, following approval by the Company's Board of Directors to initiate the program to acquire its own-issued shares through pro rata mechanism the "Oferta Firme en bloque" (OFB) indicated in the preceding paragraphs, the Company recognized the payment obligation of ThUS$155,899.

On April 30, 2025 the OFB was declared fully successful, receiving acceptances that far exceeded the shares offered for purchase under the First Program. As a result, the Company was required to apply a pro-rata allocation to the shareholders who accepted the OFB. Consequently, the OFB was definitively settled on May 2, 2025, and the shareholders who accepted the OFB were unable to sell, under the First Program, all the shares they intended to. As a result of the execution of the First Program, the Company ultimately acquired all 9,961,006,041 shares covered by the Program.

On May 2, 2025, the settlement of the purchase of 1.6% of the subscribed and paid shares (9,671,006,041 shares) was carried out for a total amount of US$151,997 thousand (see Note 24 (d)). As of that date, an amount of ThUS$3,902 was recognized in other reserves. This amount arises from the exchange rate difference between, on the one hand, the date of recognition of the payment obligation as of March 31, 2025, as previously indicated, and on the other hand, the settlement date of the OFB on May 2, 2025. This difference arises because the share price was set and paid in Chilean pesos.

5ii) Firm Block Offer (OFB) June 2025

At the Extraordinary Shareholders' Meeting held on June 26, 2025 (the "Meeting"), it was approved a new program for the acquisition of shares issued by the Company was approved, in accordance with Articles 27 A to 27 C and other relevant articles of the Corporations Act (the “Share Repurchase Program”, “Buyback” or the “New Program”) for a duration of 18 months from the date of the Meeting for up to 3.4% of the outstanding shares, which corresponds to 20,550,887,837 shares as of this date. According to the terms in which it was approved, the objective is distributing proceeds to shareholders and investing in shares issued by the Company. At the Meeting, the Board of Directors has been delegated the authority to set the minimum and maximum purchase price for shares under the New Program, remaining fully empowered to modify this determination as often as it deems necessary, in its sole discretion. The Meeting also approved to authorize the Board of Directors, in accordance with Article 27 B of the Corporations Law, to carry out the acquisition of shares subject to the New Program on stock exchanges through systems that allow for pro rata acquisition of the shares. If the established percentage is not reached, the remaining balance may be purchased directly in “rueda”. Additionally, the Board of Directors has been delegated the authority to always acquire shares directly in the market for an amount representing up to 1% of the Company's share capital within any 12-month period, without the need to apply the pro rata procedure, under the terms provided for in the aforementioned Article 27 B.

In a Board of Directors meeting held on June 27, 2025, the Company's Board approved the launch of the New Program approved at the aforementioned Meeting, in accordance with the delegation granted to the Board of Directors at that Meeting and the applicable regulations. Specifically, on this date, the Board of Directors agreed to:

a) Initiate the New Program through the pro rata mechanism of an OFB (“Oferta Firme en Bloque” or “OFB”, for its Spanish acronym) on the Santiago Stock Exchange (the “Exchange”) for up to 2.4% of the outstanding shares into which the Company’s share capital is divided (i.e., up to 14,506,509,062 shares), at a price per share of CLP$19.00 (nineteen point zero pesos, legal currency in Chile), equivalent to June 27, 2025 to US$0.020415400 (zero point zero two zero four one five four zero zero U.S. dollars), according to the "observed" exchange rate as of this date, for a period of 30 days. The terms and conditions of the OFB may be modified as permitted by current regulations. Any changes will be duly reported through a new Material Fact and will be recorded with the Exchange in accordance with the exchange regulations.

b) Determine that the OFB be registered in the Exchange's systems on June 27, 2025, with effective as of July 1, 2025. The OFB will have an initial period of 30 days, from July 1, 2025, to July 30, 2025.

c) Engage Banchile Corredores de Bolsa S.A. and Larrain Vial S.A. Corredora de Bolsa to implement the OFB.

Additionally, in the same meeting, it is agreed that ADR holders who desire to sell shares under the New Program must first cancel their respective ADRs and convert them into shares of the Company under the terms outlined in our deposit agreement with JPMorgan Chase Bank, N.A. To do so, they must contact the depositary.

As of June 30, 2025, following approval by the Company's Board of Directors to initiate the program to acquire its own-issued shares through pro rata mechanism the "Oferta Firme en bloque" (OFB) indicated in the preceding paragraphs, the Company recognized the payment obligation of ThUS$ US$296,156.

In a Board of Directors meeting held on July 29, 2025, the Company approved increasing the price of the OFB to CLP 20.6 (twenty point six pesos, legal currency in Chile) per share.

In a Board of Directors meeting held on July 30, 2025, the Company approved increasing the maximum percentage of shares to be acquired under the OFB so that up to 3.4% of the subscribed and paid-in shares into which its share capital is divided may be purchased thereunder (i.e., up to 20,550,887,837 shares), the percentage corresponding to the New Program’s maximum limit.
On July 30, 2025, the OFB was declared fully successful, having received acceptances that far exceeded the number of shares offered to be purchased under the New Program, which in turn required the Company to apply a pro rata allocation to the shareholders who accepted the OFB. Accordingly, the OFB was ultimately settled on July 31, 2025, and the shareholders who accepted the OFB were not able to sell under the New Program all the shares they intended to. As a result of the execution of the New Program, the Company ultimately acquired the entirety of the 20,550,887,837shares targeted thereunder.

On July 31, 2025, the settlement was effected of the purchase of 3.4% of the subscribed and paid-in shares (20,550,887,837 shares) was carried out for a total amount of US$432,840 thousand (see Note 24(d)).As of that date, an amount of ThUS$15,603 was recognized in other reserves.
This amount arises from the exchange rate difference between, on the one hand, the date of recognition of the payment obligation as of June 30, 2025, and on the other hand, the settlement date of the OFB as of July 31, 2025.

This foreign exchange difference was affected by the following events that occurred between those dates: the increase in the OFB price on July 29, 2025, and the modification maximum percentage of shares to be acquired, allowing the purchase of up to 3.4% of the share capital on July 30, 2025. This difference arises because the share price was set and paid in Chilean pesos.
(h)Reserves with effect in other comprehensive income.

Movement of Reserves with effect in other comprehensive income:

	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) on change on value of time value of options	Actuarial gain or loss on defined benefit plans reserve	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2023	(3,805,560)	36,542	(21,622)	(28,117)	(3,818,757)
Change in fair value of hedging instrument recognized in OCI	—	(32,858)	25,734	—	(7,124)
Reclassified from OCI to profit or loss	—	(26,568)	28,818	—	2,250
Reclassified from OCI to the value of the hedged asset	—	(11,112)	—	—	(11,112)
Deferred tax	—	3,604	—	—	3,604
Actuarial reserves by employee benefit plans	—	—	—	(21,192)	(21,192)
Deferred tax actuarial IAS by employee benefit plans	—	—	—	750	750
Translation difference subsidiaries	(25,051)	(8,286)	17	—	(33,320)
Closing balance as of December 31, 2023	(3,830,611)	(38,678)	32,947	(48,559)	(3,884,901)
Opening balance as of January 1, 2024	(3,830,611)	(38,678)	32,947	(48,559)	(3,884,901)
Change in fair value of hedging instrument recognized in OCI	—	15,476	(34,872)	—	(19,396)
Reclassified from OCI to profit or loss	—	(40,898)	22,685	—	(18,213)
Reclassified from OCI to the value of the hedged asset	—	11,999	14,580	—	26,579
Actuarial reserves by employee benefit plans	—	—	—	(21,763)	(21,763)
Deferred tax actuarial IAS by employee benefit plans	—	—	—	908	908
Translation difference subsidiaries	(379,049)	(795)	304	—	(379,540)
Closing balance as of December 31, 2024	(4,209,660)	(52,896)	35,644	(69,414)	(4,296,326)
Opening balance as of January 1, 2025	(4,209,660)	(52,896)	35,644	(69,414)	(4,296,326)
Change in fair value of hedging instrument recognized in OCI	—	1,416	(37,121)	—	(35,705)
Reclassified from OCI to profit or loss	—	(5,854)	47,126	—	41,272
Reclassified from OCI to the value of the hedged asset	—	(2,204)	—	—	(2,204)
Actuarial reserves by employee benefit plans	—	—	—	(17,060)	(17,060)
Deferred tax actuarial IAS by employee benefit plans	—	—	—	510	510
Translation difference subsidiaries	218,266	398	(210)	—	218,454
Closing balance as of December 31, 2025	(3,991,394)	(59,140)	45,439	(85,964)	(4,091,059)
(h.1)Cumulative translate difference
These are originated from exchange differences arising from the translation of any investment in foreign entities (or Chilean investments with a functional currency different to that of the parent), and from loans and other instruments in foreign currency designated as hedges for such investments. When the investment (all or part) is sold or disposed and a loss of control occurs, these reserves are shown in the consolidated statement of income as part of the loss or gain on the sale or disposal. If the sale does not involve loss of control, these reserves are transferred to non-controlling interests
(h.2)Cash flow hedging reserve
These are originated from the fair value valuation at the end of each period of the outstanding derivative contracts that have been defined as cash flow hedges. When these contracts expire, these reserves should be adjusted, and the corresponding results recognized.
(h.3)Reserves of actuarial gains or losses on defined benefit plans
Correspond to the increase or decrease in the present value obligation for defined benefit plans due to changes in actuarial assumptions, and experience adjustments, which are the effects of differences between the previous actuarial assumptions and the actual events that have occurred.
(h.4)    Gains (Losses) on change on value of time value of options

These are originated from changes in the time value of money, which represents the difference between the option’s fair value and its intrinsic value.
(i)Retained earnings/(losses)
Movement of Retained earnings/(losses):

Periods	Opening balance	Result for the period	Dividends (*)		Others increase (decreases)	Closing balance
	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$
From January 1 to December 31, 2023	(7,501,896)	581,831	(174,549)		7,559,025	464,411
From January 1 to December 31, 2024	464,411	976,972	(293,092)		—	1,148,291
From January 1 to December 31, 2025	1,148,291	1,459,984	(437,995)	(*)	—	2,170,280
(*) See Note 24 (j).
(1) The detail of Other increases (decreases) is as follows:

As of December 31, 2023
Absorption accumulated losses (*)	7,501,896
Reversal of dividends	57,129
Total	7,559,025

(*) See letter a) under this same Note.
(j)Dividends per share

Description of dividend	Interim dividend 2025		Minimum mandatory dividend 2025		Final dividend 2024
Amount of the dividend (ThUS$)	400,000	(*)	37,995	(**)	293,092	(***)
Number of shares among which the dividend is distributed	574,215,983,709		574,215,983,709		604,437,877,587
Dividend per share (US$)	0.000697		0.000066		0.000485
Payment date	12/23/2025				04/22/2025
(*) At the Board of Directors’ meeting held on December 3, 2025, the distribution of Interim Dividend No. 54, charged to equity related to the net income for the year 2025, in a total amount of ThUS$400,000, was approved. The dividend was paid on December 23, 2025.
(**) The provision recognized corresponds to the amount required to meet the mandatory minimum dividend as of December 31, 2025, equivalent to 30% of the profit for the year 2025. The distribution of the final dividend, charged to the 2025 financial year, is subject to the proposal of the Board of Directors and the approval of the shareholders, in accordance with applicable legal and regulatory provisions..
(***) At the Ordinary Shareholders' Meeting held on March 24, 2025, it was agreed to distribute a final dividend proposed by the Board of Directors in the Ordinary Session of March 14, 2025, amounting to ThUS$293,092, which corresponds to 30% of the net income for the year 2024. The payment was made on April 22, 2025.